EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
EQUITY TRANSACTIONS

NOTE 11 – EQUITY TRANSACTIONS

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at September 30, 2020 and December 31, 2019 was 988,140. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were authorized, issued or outstanding at September 30, 2020 and 4,000,000 shares were authorized, issued and outstanding at December 31, 2019. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of the Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at September 30, 2020 and December 31, 2019, respectively. Each share of Series B Preferred Stock may be converted into one share of the Common Stock.

Series C Preferred Stock

On July 8, 2020, the Company reduced the authorized number of Series C Preferred Stock from 3,300,000 to 250 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

At September 30, 2020 and December 31, 2019, the Company had authorized 250, and 3,300,000 shares, respectively, of Series C Preferred Stock of which 140 and 0 shares, respectively, were issued and outstanding at September 30, 2020 and December 31, 2019. At such dates, each share of the Series C Preferred Stock was convertible into one and 1,000 shares, respectively of the Common Stock.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at September 30, 2020 and December 31, 2019, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

The Company had authorized 2,500,000,000 and 900,000,000 shares of the Common Stock, respectively, of which 774,052,603 shares were issued and outstanding at September 30, 2020 and 763,967,603 were issued and outstanding at December 31, 2019.

Equity Transactions

Pursuant to the terms of the offer letter to William Jeffrey Outlaw to serve as one of the Company’s independent directors, on July 30, 2019, the Company issued 10,000,000 shares of Common Stock to its independent director, William Jeffrey Outlaw, as payment of $800,000 for his services in that capacity. At the date of issuance, the per-share fair market value was $0.111 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On July 10, 2020, the Company issued an aggregate of 4,000,000 shares of the Common Stock upon the conversion of an aggregate of 4,000,000 shares of the Series A Preferred Stock to Robert Clark and Joseph Thornburg. The shares of the Common Stock on the date of issuance had a per-share fair market value of $0.0346, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

For other equity issuances during the three and nine months ended September 30, 2020 and 2019, please see Note 12, Employees, Note 13, Sponsorships, and Note 18, Settlement.

NOTE 10 – EQUITY TRANSACTIONS

Preferred Stock

As of December 31, 2019 and 2018, the Company had issued and outstanding 4,988,000 and 5,909,000 shares of preferred stock, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

As of December 31, 2019 and 2018, the Company had designated 4,000,000 shares of Series A Preferred Stock, par value of $.00001 per share (the “Series A Preferred Stock”), of which 4,000,000 shares were issued and outstanding as of December 31, 2019 and 2018, respectively. Each share of Series A Preferred Stock could be converted into one share of the Common Stock. See Note 22, Subsequent Events, for changes to the Series A Preferred Stock after December 31, 2019.

Series B Preferred Stock

The Company designated 1,200,000 shares of Series B Preferred Stock, par value of $.00001 per share (the “Series B Preferred Stock”), of which 488,000 and 1,138,000 were issued and outstanding as of December 31, 2019 and 2018, respectively. Originally, each share of Series B Preferred Stock may be converted into 1,000 shares of the Common Stock. On July 12, 2018, the Company amended the designation such that each share of Series B Preferred Stock could then be converted into one share of the Common Stock.

Series C Preferred Stock

The Company designated 3,300,000 shares of Series C Preferred Stock, par value of $.00001 per share (the “Series C Preferred Stock”), of which 0 and 271,000 were issued and outstanding as of December 31, 2019 and 2018, respectively. Each share of Series C Preferred Stock could be converted into 1,000 shares of the Common Stock. See Note 22, Subsequent Events, for changes to the Series C Preferred Stock after December 31, 2019.

Series D Preferred Stock

The Company designated 500,000 shares of Series D Preferred Stock, par value of $.00001 per share (the “Series D Preferred Stock”), of which 500,000 were issued and outstanding as of December 31, 2019 and 2018, respectively. Series D Preferred Stock may be converted into shares of the Common Stock at a 1-to-1,000 ratio.

Common Stock

The Company had authorized 900,000,000 shares of Common Stock, of which 763,967,603 and 541,965,449 were issued and outstanding as of December 31, 2019 and 2018, respectively.

Equity Transactions

On March 6, 2018, the Company issued 55,000,000 shares of Common Stock upon the conversion of 55,000 shares of the Series C Preferred Stock to Matthew Nicoletti, owner and Chief Executive Officer of Quantum Capital Group LLC (“Quantum”). The shares of Common Stock on the date of issuance had a per-share fair market value of $0.016, representing a total fair value of $880,000, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

In January 2016, the Company entered into an agreement with Joseph Thornburg in which the parties agreed that Mr. Thornburg would lend the Company an aggregate of $75,000, in three separate tranches, pursuant to a convertible note. Each note was convertible into 8,000,000 shares of the Common Stock. As of December 31, 2016, Mr. Thornburg had converted all outstanding principal amounts, and the Company had issued an aggregate of 24,000,000 shares of the Common Stock. In February 2018, 8,000,000 shares of the Common Stock previously issued to Warren Thornburg, a designee of Mr. Thornburg, were returned to the Company for cancellation. These shares had an aggregate fair market value of $25,000. As a result, the Company re-issued a convertible note in the amount of $25,000 to Warren Thornburg. On April 30, 2017, the Company entered into a subscription agreement with Joseph Thornburg (the “Thornburg Subscription Agreement”) for the sale and issuance of 29,866,668 shares of Common Stock for a subscription price of $75,000. As of the date of the Thornburg Subscription Agreement, the Company had previously issued 9,886,668 shares of Common Stock to Mr. Thornburg, resulting in a balance of 20,000,000 shares of Common Stock owed to Mr. Thornburg. On March 14, 2018, the Company issued the remaining 20,000,000 shares of the Common Stock. The shares of Common Stock were sold at a price of $0.173 per share. The issuances pursuant to the Thornburg Subscription Agreement satisfied all amounts owing under the convertible note in the amount of $25,000 and Warrant Thornburg waived any and claims he may have held with respect to the convertible note.

On October 1, 2015, the Company entered into a consulting agreement with Gone Green Inc. (“Gone Green”) for product development support and consulting services (the “Gone Green Agreement”). In connection with the Gone Green Agreement, on October 28, 2015, the Company issued 30,000,000 shares of the Common Stock, which shares had a per-share fair market value of $0.015 based on the closing price of the Common Stock on the issuance date as reported by the OTCM, or an aggregate fair market value of $450,000. On March 2, 2016, the Company issued an additional 40,000,000 shares of the Common Stock, which shares had a per-share fair market value of $0.025 based on the closing price of the Common Stock on the issuance date as reported by the OTCM, or an aggregate fair market value of $1 million. On May 16, 2016, the Company issued an additional 50,000,000 shares of the Common Stock, which shares had a per-share fair market value of $0.0036 based on the closing price of the Common Stock on the issuance date as reported by the OTCM, for an aggregate fair market value of $180,000. On July 6, 2016, the Company entered into a Termination of Consulting Agreement with Gone Green (the “Termination GG Agreement”) because the product development support and consulting services were never provided. Pursuant to the Termination GG Agreement, in April 2018, Gone Green returned to the Company the 120,000,000 shares of the Common Stock that it previously issued, and the shares were cancelled.

On March 27, 2017, the Company entered into a subscription agreement with Matthew Nicoletti, owner and Chief Executive Officer of Quantum for the sale and issuance of 100,000 shares of the Series C Preferred Stock for a purchase price of $86,000. The Company issued the shares of Series C Preferred Stock on July 16, 2018. The closing price of the Common Stock as reported by the OTCM on March 27, 2017 (the date the Company entered into the subscription agreement) was $0.0079 per share and on July 16, 2018 (the date the Company issued the shares of the Series C Preferred Stock) was $0.0118 per share.

On April 10, 2018, the Company entered into a subscription agreement with Matthew Nicoletti, owner and Chief Executive Officer of Quantum for the sale and issuance of 106,000 shares of the Series C Preferred Stock for a purchase price $106,000. The Company issued the shares of Series C Preferred Stock on July 16, 2018. The closing price of the Common Stock as reported by the OTCM on April 10, 2018 (the date the Company entered into the subscription agreement) was $0.009 per share and on July 16, 2018 (the date the Company issued the shares of the Series C Preferred Stock) was $0.0118 per share.

On July 16, 2018, pursuant to the terms of a subscription agreement the Company entered into with Matthew Nicoletti, owner and Chief Executive Officer of Quantum in December 2017, the Company issued 110,000 shares of the Series C Preferred Stock for a purchase price of $110,926, which shares had a per-share fair market value of $0.0118 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The per-share fair market value of the Common Stock on December 22, 2017, the date the Company entered into the subscription agreement, was $0.0149 per share.

On November 16, 2018, Matthew Nicoletti, owner and Chief Executive Officer of Quantum converted 45,000 shares of the Series C Preferred Stock into 45,000,000 shares of the Common Stock. At the conversion date, the shares of the Common Stock had a per-share fair market value of $0.0939, representing a total fair value of $4,225,500, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On February 11, 2019, Matthew Nicoletti, owner and Chief Executive Officer of Quantum converted 55,000 shares of the Series C Preferred Stock into 55,000,000 shares of the Common Stock. At the conversion date, the shares of Common Stock had a per-share fair market value of $0.0840, representing a total fair value of $4,620,000, which was based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On March 18, 2019, the Company issued 58,000,000 shares of the Common Stock in connection with the conversion of 58,000 of shares of the Series C Preferred Stock by Matthew Nicoletti, owner and Chief Executive Officer of Quantum. The shares of Common Stock at the date of conversion had a per-share fair market value of $0.0785 based on the closing price of our Common Stock as reported by the OTCM on the date of issuance.

On April 17, 2019, the Company issued 52,000,000 shares of Common Stock in connection with the conversion of 52,000 shares of Series C Preferred Stock by Matthew Nicoletti, owner and Chief Executive Officer of Quantum. The shares of Common Stock, at the date of conversion, had a fair market value of $0.076 per share, or an aggregate fair value of $3,952,000, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On July 2, 2019, the Company issued 50,000,000 shares of Common Stock to Matthew Nicoletti in connection with the conversion of 50,000 shares of the Series C Preferred Stock previously issued to Mr. Nicoletti, owner and Chief Executive Officer of Quantum, pursuant to a subscription agreement. The shares of Common Stock had a per-share fair market value of $0.1076 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, or an aggregate fair market value of $5,380,000.

On July 11, 2019, the Company issued 56,000,000 shares of Common Stock to Matthew Nicoletti in connection with the conversion of 56,000 shares of Series C Preferred Stock previously issued to Mr. Nicoletti, owner and Chief Executive Officer of Quantum, pursuant to a subscription agreement. This conversion represented the remaining shares of Series C Preferred Stock issued pursuant to this subscription agreement. The shares of the Common Stock had a per-share fair market value of $0.1135 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, or an aggregate fair market value of $6,356,000.

For other equity issuances during the years ended December 31, 2019 and 2018, please see Note 11, Employees, Note 12, Sponsorships, and Note 17, Settlement.